GoodWill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
GOODWILL

7. GOODWILL

Goodwill consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Beginning Balance	1,533,485	43,011
Acquisitions	14,051	—
Impairment loss	(1,504,525)	(43,011)
Ending Balance	43,011	—

During the year ended December 31, 2022, goodwill was from the others reporting unit. The Group performed qualitative assessment for the others reporting unit and considers primary factors such as the impact of COVID-19, overall financial performance of the reporting unit, continuous decrease in the Group’s share price and other specific information related to the operations.

Based on the quantitative goodwill impairment test, the Group recorded goodwill impairment loss of RMB43,011 for the others reporting units for the year ended December 31, 2022. The carrying amount of goodwill of all reporting units as of December 31, 2022 was nil.